UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: May 31

Date of reporting period: February 28, 2007

ITEM 1.	SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS INSTITUTIONAL

TRUST

Western Asset Institutional Money Market Fund (fka Cash Portfolio)

Western Asset Institutional Government Money

Market Fund (fka Government Portfolio)

Western Asset Institutional Municipal Money

Market Fund (fka Municipal Portfolio)

FORM N-Q

FEBRUARY 28, 2007

CASH PORTFOLIO

Schedules of Investments (unaudited)	February 28, 2007

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 99.5%
Certificate of Deposit (Euro) - 0.7%
$40,000,000	Deutsche Bank AG, 5.310% due 5/8/07	$39,999,082
Certificates of Deposit (Yankee) - 30.0%
50,000,000	Abbey National Treasury Services PLC, 5.320% due 7/12/07	49,998,117
	Banco Bilbao:
35,000,000	5.305% due 4/5/07	35,000,168
50,000,000	5.310% due 5/8/07	50,000,000
	Bank of America NA:
74,450,000	5.320% due 3/21/07	74,450,000
35,000,000	5.300% due 4/9/07	35,000,000
50,000,000	Charlotte, NC, 5.320% due 7/18/07	49,995,245
	Bank of Tokyo:
4,400,000	5.370% due 3/19/07	4,399,948
29,750,000	5.370% due 3/20/07	29,750,000
	Barclays Bank PLC NY:
40,000,000	5.295% due 3/6/07	40,000,000
50,000,000	5.330% due 3/26/07	50,000,000
40,000,000	5.325% due 4/3/07	40,000,543
48,650,000	5.315% due 4/24/07	48,650,304
	BNP Paribas NY Branch:
74,500,000	5.325% due 3/13/07	74,500,103
30,000,000	5.320% due 5/29/07	30,000,000
50,000,000	5.345% due 7/30/07	50,000,000
	Calyon NY:
22,000,000	5.250% due 4/3/07	21,994,774
50,000,000	5.310% due 6/18/07	50,000,000
38,500,000	5.368% due 10/26/07	38,486,470
	Canadian Imperial Bank:
25,000,000	5.300% due 10/10/07	25,000,000
1,500,000	5.280% due 10/12/07	1,498,668
	Credit Suisse New York:
74,850,000	5.300% due 3/5/07	74,850,000
50,000,000	5.340% due 8/13/07	50,000,000
20,000,000	5.345% due 2/27/08	20,000,000
	Depfa Bank PLC:
50,000,000	5.320% due 3/15/07	49,999,717
25,000,000	5.350% due 4/30/07	25,000,353
50,000,000	5.350% due 8/15/07	50,004,340
	Deutsche Bank NY:
25,000,000	5.250% due 8/2/07	25,000,000
49,400,000	5.350% due 8/6/07	49,400,000
25,000,000	5.350% due 8/20/07	25,000,000
55,000,000	Fortis Bank NY, 5.320% due 6/21/07	54,999,928
35,000,000	HBOS Treasury Services NY, 5.340% due 4/19/07	35,000,000
24,400,000	Lloyds TSB Bank PLC NY, 5.300% due 10/9/07	24,401,447
650,000	Norddeutsche Landesbank, 5.250% due 4/10/07	649,793
30,000,000	Rabobank Nederland NV NY, 5.125% due 3/13/07	29,999,364
25,000,000	Royal Bank of Canada NY, 5.368% due 10/29/07	25,001,327
30,000,000	Royal Bank of Scotland NY, 5.310% due 5/23/07	30,000,341
19,400,000	Svenska Handelsbanken NY, 5.315% due 4/30/07	19,400,160
30,000,000	Toronto Dominion Bank NY, 5.340% due 5/7/07	30,000,000
	Unicredito Italiano SpA NY:
46,000,000	5.365% due 3/7/07	45,999,901
40,000,000	5.320% due 5/7/07	39,999,770
50,000,000	5.300% due 11/21/07	49,970,148

See Notes to Schedules of Investments.

CASH PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT	SECURITY	VALUE
Certificates of Deposit (Yankee) - 30.0% (continued)
$35,000,000	Westpac Banking Corp., 5.330% due 7/31/07	$35,000,973

	Total Certificates of Deposit (Yankee)	1,588,401,902

Commercial Paper - 48.8%
	Albis Capital Corp.:
33,800,000	5.381% due 3/21/07 (a)(b)	33,700,290
35,000,000	5.371% due 4/3/07 (a)	34,829,958
	Anglesea Funding:
35,000,000	5.321% due 4/5/07 (a)(b)	34,821,354
20,000,000	5.318% due 4/17/07 (a)(b)	19,863,961
20,000,000	5.300% due 7/2/07 (a)(b)	19,651,705
42,000,000	5.339% due 7/16/07 (a)(b)	41,168,867
49,000,000	Atomium Funding Corp., 5.351% due 3/1/07 (a)(b)	49,000,000
25,000,000	Bank of America Corp., 5.318% due 4/16/07 (a)	24,833,889
1,500,000	Calyon North America Inc., 5.300% due 3/9/07 (a)	1,498,257
27,300,000	Carrera Capital Financial Ltd., 5.319% due 4/4/07 (a)(b)	27,166,442
49,000,000	Catapult PMX Funding, 5.320% due 11/30/07 (b)	48,985,657
	Chesham Finance LLC:
30,000,000	5.340% due 3/1/07 (a)(b)	30,000,000
50,000,000	5.340% due 4/2/07 (a)(b)	49,765,778
25,000,000	5.361% due 4/12/07 (a)(b)	24,847,750
25,000,000	5.350% due 7/17/07 (a)(b)	24,500,708
38,000,000	Cheyne Finance LLC, 5.361% due 8/2/07 (a)(b)	37,151,460
	Cobbler Funding LLC:
5,347,000	5.406% due 3/12/07 (a)(b)	5,338,390
35,961,000	5.383% due 4/20/07 (a)(b)	35,699,284
22,000,000	5.427% due 4/25/07 (a)(b)	21,823,542
17,750,000	5.448% due 4/25/07 (a)(b)	17,607,088
45,345,000	5.344% due 7/16/07 (a)(b)	44,451,124
	Cullinan Finance Ltd.:
41,700,000	5.320% due 3/28/07 (a)(b)	41,537,839
25,000,000	5.372% due 4/26/07 (a)(b)	24,796,611
25,000,000	Curzon Funding LLC, 5.340% due 4/10/07 (a)(b)	24,855,556
	Ebbets PLC:
50,000,000	5.346% due 4/10/07 (a)(b)	49,707,222
40,000,000	5.327% due 5/2/07 (a)(b)	39,637,644
40,000,000	5.374% due 6/22/07 (a)(b)	39,343,344
	Ebury Finance Ltd.:
25,000,000	5.403% due 3/21/07 (a)(b)	24,926,944
35,000,000	5.361% due 4/11/07 (a)(b)	34,791,925
25,000,000	5.400% due 4/26/07 (a)(b)	24,795,639
15,500,000	5.347% due 7/5/07 (a)(b)	15,219,527
55,000,000	5.362%-5.368% due 7/25/07 (a)(b)	53,834,636
25,000,000	5.390% due 11/15/07 (a)(b)	24,068,679
	Eramus Capital Corp.:
19,570,000	5.307% due 4/2/07 (a)(b)	19,480,065
14,281,000	5.331% due 4/20/07 (a)(b)	14,177,463
27,142,000	5.335% due 6/26/07 (a)(b)	26,683,300
	Fenway Funding LLC:
50,069,000	5.349%-5.351% due 3/1/07 (a)(b)	50,069,000
44,700,000	5.336% due 3/12/07 (a)(b)	44,627,747
50,000,000	5.350% due 6/27/07 (a)(b)	49,145,320
19,830,000	Ford Credit Floorplan Motown, Master Owner Trust, Motown Notes, Series 2002-1A, 5.373% due 5/10/07 (a)(b)	19,625,641
50,000,000	Foxboro Funding Ltd., 5.351% due 5/14/07 (a)(b)	49,457,333
	General Electric Capital Corp.:

See Notes to Schedules of Investments.

CASH PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT	SECURITY	VALUE
Commercial Paper - 48.8% (continued)
$150,000	5.307% due 5/23/07 (a)	$148,198
25,000,000	5.335% due 6/19/07 (a)	24,608,125
25,000,000	Grampian Funding LLC, 5.323% due 4/30/07 (a)(b)	24,783,958
10,000,000	Halkin Finance LLC, 5.351% due 3/1/07 (a)(b)	10,000,000
73,000,000	Harwood Street Funding I, 5.351% due 3/1/07 (a)	73,000,000
50,000,000	Ivory Funding Corp., 5.321% due 4/5/07 (a)(b)	49,744,792
55,000,000	Kaiserplatz Delaware, 5.340% due 4/4/07 (a)(b)	54,729,889
50,000,000	Kestrel Funding PLC, 5.331% due 5/17/07 (a)(b)	49,443,889
83,094,000	Market Street Funding Corp., 5.321% due 3/30/07 (a)(b)	82,742,582
50,000,000	Master Funding LLC, Series B, 5.335% due 3/30/07 (a)(b)	49,786,931
	Mica Funding LLC:
34,173,000	5.322% due 3/5/07 (a)(b)	34,152,876
50,000,000	5.325% due 4/12/07 (a)(b)	49,693,167
	Mint II LLC:
25,000,000	5.395% due 3/29/07 (a)(b)	24,897,139
37,000,000	5.355% due 4/26/07 (a)(b)	36,698,409
35,000,000	5.370% due 4/30/07 (a)(b)	34,693,750
70,000,000	5.350%-5.355% due 6/28/07 (a)(b)	68,784,878
	Morrigan TRR Funding LLC:
48,501,000	5.331% due 3/15/07 (a)(b)	48,400,845
75,000,000	5.340% due 4/5/07 (a)(b)	74,612,813
25,000,000	5.353% due 7/24/07 (a)(b)	24,481,424
15,000,000	5.387% due 7/27/07 (a)(b)	14,679,950
25,000,000	5.329% due 8/28/07 (a)(b)	24,351,250
25,000,000	5.399% due 11/9/07 (a)(b)	24,088,146
125,000	Nordea North America Inc., 5.372% due 7/13/07 (a)	122,590
	Polonius Inc.:
24,277,000	5.321% due 3/23/07 (a)(b)	24,198,963
21,618,000	5.318% due 4/20/07 (a)(b)	21,460,369
56,505,000	5.338%-5.347% due 4/23/07 (a)(b)	56,069,572
10,050,000	5.347% due 7/20/07 (a)(b)	9,844,134
24,923,000	5.357% due 7/26/07 (a)(b)	24,389,731
50,000,000	Sigma Finance Inc., 5.349% due 8/8/07 (a)(b)	48,842,222
40,000,000	Silver Tower U.S. Funding, 5.400% due 3/15/07 (a)(b)	39,918,178
	Stanfield Victoria Finance Ltd.:
36,000,000	5.347% due 3/26/07 (a)(b)	35,869,000
50,000,000	5.354% due 8/13/07 (a)(b)	48,806,042
15,000,000	Tango Finance Corp., 5.327% due 3/29/07 (a)(b)	14,939,450
24,600,000	UBS Finance Delaware LLC, 5.339% due 8/13/07 (a)	24,013,700
	Windsor Funding Trust:
35,225,000	5.319% due 4/12/07 (a)(b)	35,007,808
25,526,000	5.349% due 5/11/07 (a)(b)	25,260,189

	Total Commercial Paper	2,584,751,898

Medium-Term Notes - 16.5%
50,000,000	Bear Stearns Cos. Inc, 5.330% due 1/9/08(c)	50,000,000
50,000,000	Carrera Capital Finance LLC, 5.340% due 1/15/08 (b)(c)	49,999,734
	Cheyne Finance LLC:
50,000,000	5.323% due 5/16/07 (b)(c)	49,997,497
50,000,000	5.320% due 7/25/07 (b)(c)	49,996,000
50,000,000	5.325% due 9/13/07 (b)(c)	49,996,053
7,000,000	Cullinan Finance Corp., 5.280% due 3/15/07 (b)(c)	6,999,910
	K2 USA LLC:
70,000,000	5.325% due 8/30/07 (b)(c)	69,996,510
35,000,000	5.320% due 11/21/07 (b)(c)	34,997,186
	Orion Finance USA LLC:

See Notes to Schedules of Investments.

CASH PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT	SECURITY	VALUE
Medium-Term Notes - 16.5% (continued)
$40,000,000	5.305% due 1/16/08 (b)(c)	$39,998,241
35,000,000	5.335% due 2/27/08 (b)(c)	34,998,264
	Premier Asset Collateralized Entity LLC:
5,000,000	5.335% due 5/15/07 (b)(c)	4,999,924
40,000,000	5.330% due 9/18/07 (b)(c)	39,998,899
	Stanfield Victoria Finance LLC:
40,000,000	5.320% due 5/15/07 (b)(c)	39,998,596
50,000,000	5.325% due 10/5/07 (b)(c)	49,995,533
25,000,000	Tango Finance Corp., Notes, 5.370% due 10/3/07 (b)(c)	25,004,502
	Whistlejacket Capital Ltd.:
30,000,000	5.325% due 1/28/08 (b)(c)	29,992,772
20,000,000	5.320% due 9/28/07 (b)(c)	19,997,688
60,000,000	5.320% due 10/9/07 (b)(c)	59,992,761
25,000,000	5.320% due 11/30/07 (b)(c)	24,996,246
	White Pine Finance LLC:
75,000,000	5.320% due 7/23/07 (b)(c)	74,994,066
70,000,000	Series 1, 5.325% due 8/28/07 (b)(c)	69,993,152

	Total Medium-Term Notes	876,943,534

Promissory Notes - 2.4%
	Goldman Sachs Group LP:
25,000,000	5.340% due 8/13/07	25,000,000
100,000,000	5.450% due 8/20/07	100,000,000

	Total Promissory Notes	125,000,000

U.S. Government Agency - 0.2%
10,000,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.271% due 12/28/07 (a)	9,578,668

Repurchase Agreement - 0.9%
47,707,000	Deutsche Bank Securities Inc., tri-party repurchase agreement, dated 2/28/07, 5.320% due 3/1/07; Proceeds at maturity - $47,714,050; (Fully collateralized by various U.S. government agency obligations, 0.000% to 3.750% due 4/2/07 to 4/15/07; Market value - $48,661,802)	47,707,000

	TOTAL INVESTMENTS - 99.5% (Cost - $5,272,382,084#)	5,272,382,084
	Other Assets in Excess of Liabilities - 0.5%	24,115,419

	TOTAL NET ASSETS - 100.0%	$5,296,497,503

(a)	Rate shown represents yield-to-maturity.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2007.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

GOVERNMENT PORTFOLIO

Schedules of Investments (unaudited)	February 28, 2007

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 99.9%
U.S. Government & Agency Obligations - 68.5%
U.S. Government Agencies - 68.5%
	Federal Farm Credit Bank (FFCB):
	Bonds:
$25,000,000	5.215% due 3/1/07 (a)	$25,000,000
20,000,000	5.190% due 7/2/07 (a)	19,998,676
16,500,000	5.210% due 7/10/07 (a)	16,498,487
35,000,000	5.210% due 8/6/07 (a)	34,996,994
30,000,000	5.230% due 1/24/08 (a)	29,994,751
25,000,000	5.190% due 6/18/08 (a)	24,996,782
	Series 1:
25,000,000	5.230% due 12/27/07 (a)	24,995,995
30,000,000	5.230% due 3/13/08 (a)	29,993,977
	Discount Notes:
8,000,000	5.229% due 3/22/07 (b)	7,975,897
15,000,000	5.189% due 3/29/07 (b)	14,940,733
7,626,000	5.237% due 4/24/07 (b)	7,567,089
10,000,000	5.180% due 5/11/07 (b)	9,900,008
15,000,000	5.210% due 6/13/07 (b)	14,779,607
15,000,000	Series I, 5.180% due 8/1/07 (a)	14,998,781
	Federal Home Loan Bank (FHLB):
	Bonds:
15,000,000	5.220% due 4/5/07 (a)	14,999,435
15,000,000	5.230% due 2/14/08 (a)	14,997,217
40,000,000	Series 743, 5.200% due 10/24/08 (a)	39,977,828
	Discount Notes:
125,000,000	5.221% due 3/21/07 (b)	124,638,889
50,000,000	5.231% due 3/23/07 (b)	49,840,806
5,000,000	5.163% due 4/9/07 (b)	4,972,754
1,405,000	5.243% due 5/10/07 (b)	1,391,127
25,000,000	5.224% due 7/11/07 (b)	24,533,417
15,000,000	Series 3, 5.230% due 1/10/08 (a)	15,000,000
10,145,000	Global Bonds, 4.625% due 7/18/07	10,120,956
20,000,000	Series I, 5.220% due 7/6/07 (a)	19,997,282
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
3,699,000	5.234% due 3/23/07 (b)	3,687,381
15,000,000	5.322% due 3/30/07 (b)	14,937,771
15,000,000	5.302% due 4/13/07 (b)	14,908,087
7,000,000	5.201% due 5/29/07 (b)	6,912,174
20,000,000	5.222% due 7/9/07 (b)	19,632,389
15,000,000	5.243% due 8/31/07 (b)	14,612,650
25,000,000	5.257% due 9/7/07 (b)	24,340,278
19,832,000	5.253% due 11/9/07 (b)	19,128,157
23,860,000	5.257%-5.259% due 11/30/07 (b)	22,944,583
15,000,000	5.273% due 12/28/07 (b)	14,368,317
9,766,000	5.278% due 1/7/08 (b)	9,340,691
	Series RB:
8,010,000	5.165% due 3/27/07 (b)	7,980,844
5,000,000	5.249% due 5/1/07 (b)	4,957,724
5,000,000	5.193% due 5/15/07 (b)	4,947,188
15,000,000	5.150% due 5/31/07 (b)	14,811,175
20,288,000	5.205%-5.211% due 9/18/07 (b)	19,725,049
17,578,000	5.238% due 11/13/07 (b)	16,948,681
20,000,000	Medium-Term Notes, 5.172% due 9/27/07 (a)	19,995,687

See Notes to Schedules of Investments.

GOVERNMENT PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies - 68.5% (continued)
	Federal National Mortgage Association (FNMA), Discount Notes:
$5,000,000	5.111% due 3/6/07 (b)	$4,996,611
15,000,000	5.202% due 3/7/07 (b)	14,987,162
4,950,000	5.227% due 3/14/07 (b)	4,940,812
17,197,000	5.295% due 3/30/07 (b)	17,125,864
9,273,000	5.345% due 3/30/07 (b)	9,234,717
23,747,000	5.199%-5.218% due 5/9/07 (b)	23,515,640
15,000,000	5.213% due 5/30/07 (b)	14,809,125
6,880,000	5.500% due 6/29/07 (b)	6,760,059
3,200,000	5.159% due 7/27/07 (b)	3,134,880
25,000,000	5.239% due 8/22/07 (b)	24,383,146
10,000,000	5.276% due 8/31/07 (b)	9,743,546
20,000,000	5.251% due 9/28/07 (b)	19,403,339
10,000,000	5.247% due 10/26/07 (b)	9,665,400
10,000,000	5.271% due 12/28/07 (b)	9,578,668
15,000,000	Series BB, 5.206% due 5/31/07 (b)	14,809,052
	Series RB:
15,000,000	5.181% due 3/28/07 (b)	14,943,187
40,000,000	5.159%-5.185% due 4/30/07 (b)	39,663,083

	Total U.S. Government & Agency Obligations	1,092,980,605

Repurchase Agreements- 31.4%
301,470,000	Deutsche Bank Securities Inc., tri-party repurchase agreement, dated 2/28/07, 5.320% due 3/1/07; Proceeds at maturity - $301,514,551 (Fully collateralized by various U.S. government agency obligations, 3.375% to 7.500% due 4/15/07 to 12/27/21; Market value - $307,499,625)	301,470,000
200,000,000	Morgan Stanley, tri-party repurchase agreement, dated 2/28/07, 5.300% due 3/1/07; Proceeds at maturity - $200,029,444; (Fully collateralized by various U.S. government agency obligations, 5.750% to 6.000% due 4/28/16 to 9/8/16; Market Value - $204,003,445)	200,000,000

	Total Repurchase Agreements	501,470,000

	TOTAL INVESTMENTS - 99.9% (Cost - $1,594,450,605#)	1,594,450,605
	Other Assets in Excess of Liabilities - 0.1%	1,762,405

	TOTAL NET ASSETS - 100.0%	$1,596,213,010

(a)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2007.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited)	February 28, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 99.5%
Alabama - 0.2%
$3,000,000	A-1+	Birmingham, AL, Airport Authority, Series SGA 47, MBIA-Insured, PART, LIQ-Societe Generale, 3.590%, 3/7/07 (a)(b)	$3,000,000
2,595,000	A-1	Huntsville-Redstone Village, Special Care, Series D, LOC-LaSalle Bank, 3.670%, 3/1/07 (a)	2,595,000

		Total Alabama	5,595,000

Arizona - 1.0%
7,000,000	A-1+	City of Phoenix, Civic Improvement Wastewater System Revenue, TECP, LOC-Bank of America, 3.620% due 5/7/07	7,000,000
3,000,000	A-1+	Glendale, AZ, IDA, Midwestern University, TECP, LOC-Wells Fargo Bank, 3.650% due 6/6/07	3,000,000
		Tempe, AZ:
11,910,000	F1+(c)	IDA, Senior Living Revenue, Friendship Village Project, Series C, LOC-LaSalle Bank, 3.650%, 3/1/07 (a)	11,910,000
10,000,000	A-1+	Transportation Excise Tax Revenue, SPA-Royal Bank of Canada, 3.530%, 3/7/07 (a)	10,000,000

		Total Arizona	31,910,000

Arkansas - 0.1%
3,250,000	A-1+	Sheridan, AR, IDA, Kohler Project, LOC-Wachovia Bank, 3.720%, 3/1/07 (a)	3,250,000

Connecticut - 0.3%
10,000,000	A-1+	Connecticut State, HEFA Revenue, Yale University, TECP, 3.480% due 3/7/07	10,000,000

Colorado - 1.9%
3,740,000	VMIG1(d)	Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank, 3.720%, 3/1/07 (a)	3,740,000
2,265,000	VMIG1(d)	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Foundation Building, Series A-5, LOC-Bank of America, 3.640%, 3/1/07 (a)	2,265,000
26,000,000	SP-1+	Colorado State, General Fund Revenue, RAN, 4.500% due 6/27/07	26,060,757
8,635,000	VMIG1(d)	Fiddlers Business Improvement District, CO, Greenwood Village GO, LOC-US Bank, 3.780%, 3/1/07 (a)	8,635,000
1,080,000	A-1+	La Plata County, CO, PCR, BP Amoco Project, 3.550% due 3/1/07 (e)	1,080,000
		Regional Transportation District, CO, COP, Series 2001-A, TECP, LOC-Westdeutsche Landesbank:
6,100,000	A-1+	3.550% due 3/1/07	6,100,000
9,000,000	A-1+	3.550% due 3/2/07	9,000,000
2,200,000	A-1+	Westminster, CO, EDA, North Huron Urban Renewal, LOC-Depfa, 3.660%, 3/1/07 (a)	2,200,000

		Total Colorado	59,080,757

Delaware - 0.9%
		Delaware State EDA Revenue, Hospital Billing:
11,050,000	A-1+	Series A, AMBAC-Insured, SPA-JPMorgan Chase, 3.500%, 3/7/07 (a)	11,050,000
15,750,000	A-1+	Series B, LOC-JPMorgan Chase, 3.500%, 3/7/07 (a)	15,750,000

		Total Delaware	26,800,000

District of Columbia - 2.0%
		District of Columbia Revenue:
2,425,000	A-1+	American Psychological Association, LOC-Bank of America, 3.690%, 3/1/07 (a)	2,425,000
13,400,000	A-1	GO, Series C, FGIC-Insured, 3.550%, 3/7/07 (a)	13,400,000
14,000,000	A-1+	Henry J. Kaiser Foundation, SPA-JPMorgan Chase, 3.690%, 3/1/07 (a)	14,000,000
11,900,000	VMIG1(d)	Sidwell Friends School, LOC-SunTrust Bank, 3.520%, 3/7/07 (a)	11,900,000

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
District of Columbia - 2.0% (continued)
$20,000,000	VMIG1(d)	Washington D.C., Convention Center Authority, Dedicated Tax Revenue, Series 1606, AMBAC-Insured, LIQ-Morgan Stanley, 3.690%, 3/1/07 (a)(b)	$20,000,000

		Total District of Columbia	61,725,000

Florida - 6.0%
9,105,000	A-1	Broward County, FL, School Board COP, MSTC, Series 9033, FSA-Insured, PART, LIQ-Bear Stearns, 3.590%, 3/8/07 (a)(b)	9,105,000
4,990,000	A-1+	Collier County, FL, IDA, Health Care Facilities Revenue, NCH Healthcare Systems Inc., LOC-Fifth Third Bank, 3.670%, 3/2/07 (a)	4,990,000
9,990,000	A-1	Florida Board of Education, MSTC, Series 2000-9007, PART, LIQ-Bear Stearns, 3.590%, 3/7/07 (a)(b)	9,990,000
5,850,000	AAA	Florida State Department of Environmental Protection, Preservation Revenue, Florida Forever, Series B, MBIA-Insured, 5.000% due 7/1/07	5,873,361
9,000,000	A-1	Florida State Municipal Power Agency, TECP, LOC-Wachovia Bank, 3.500% due 4/2/07	9,000,000
		Highlands County, FL, Health Facilities Authority Revenue:
		Adventist Health System, Series A:
7,400,000	A-1+	FGIC-Insured, SPA-JPMorgan Chase, 3.650%, 3/1/07 (a)	7,400,000
		LOC-SunTrust Bank:
8,005,000	A-1+	3.650%, 3/1/07 (a)	8,005,000
12,300,000	A-1+	3.680%, 3/1/07 (a)	12,300,000
9,435,000	A-1+	Refunding, Adventist Health System, Series B, FGIC-Insured, SPA-Dexia Credit Local, 3.690%, 3/1/07 (a)	9,435,000
		Hillsborough County, FL:
3,400,000	A-1+	EFA, Southwest Florida College Project, LOC-SunTrust Bank, 3.570%, 3/7/07 (a)	3,400,000
4,000,000	F1+(c)	IDA, Tampa Metropolitan Area YMCA Project, LOC-Bank of America, 3.690%, 3/1/07 (a)	4,000,000
		Jacksonville, FL:
15,700,000	A-1	Electric Authority, Series 2001-F, TECP, SPA-Landesbank Hessen-Thuringen, 3.600% due 4/5/07	15,700,000
		TECP, Series A, FGIC-Insured, LOC-Landesbank Baden-Wurttemberg:
8,315,000	A-1	3.520% due 3/7/07	8,315,000
6,355,000	A-1	3.570% due 4/9/07	6,355,000
10,000,000	A-1+	Jacksonville Health Facilities, TECP, LOC-Bank of America, 3.600% due 4/9/07	10,000,000
8,700,000	VMIG1(d)	JEA District, FL, Energy System Revenue, Series A, LOC-State Street Bank & Trust Co., 3.620%, 3/1/07 (a)	8,700,000
3,545,000	F1+(c)	Miami-Dade County, FL, IDA, Gulliver School Project, LOC-Bank of America, 3.690%, 3/1/07 (a)	3,545,000
3,850,000	F1+(c)	Orange County, FL, IDR, Central Florida YMCA Project, Series A, LOC-Bank of America, 3.690%, 3/1/07 (a)	3,850,000
10,800,000	A-1+	Orlando & Orange County, FL, Expressway Authority, Refunding, Series C-4, FSA-Insured, SPA-Dexia Credit Local, 3.630%, 3/1/07 (a)	10,800,000
12,095,000	F1+(c)	Palm Beach County, FL, EFA, Lynn University Project, LOC-Bank of America, 3.670%, 3/1/07 (a)	12,095,000
		Pinellas County, FL:
14,200,000	VMIG1(d)	Health Facilities Authority Revenue, Refunding, Health Systems, Baycare, Series B-2, FSA-Insured, SPA-Morgan Stanley, 3.650%, 3/1/07 (a)	14,200,000
4,985,000	A-1+	IDR, YMCA Suncoast Project, LOC-SunTrust Bank, 3.520%, 3/7/07 (a)	4,985,000
5,530,000	VMIG1(d)	Polk County, FL, IDA Revenue, Lifepath Hospice Project, LOC-SunTrust Bank, 3.520%, 3/7/07 (a)	5,530,000
60,000	Aa3(d)	Tallahassee-Leon County, FL, Tallahassee-Leon Civic Center, Series B, LOC-SunTrust Bank, 3.660%, 3/7/07 (a)	60,000

		Total Florida	187,633,361

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Georgia - 6.4%
		Atlanta, GA, Airport Revenue, Refunding:
$17,800,000	A-1+	Series C-1, MBIA-Insured, SPA-Landesbank Hessen-Thuringen, 3.680%, 3/1/07 (a)	$17,800,000
10,000,000	A-1+	Series C-2, MBIA-Insured, SPA-Wachovia Bank, 3.650%, 3/1/07 (a)	10,000,000
20,000,000	A-1+	Series C-3, MBIA-Insured, SPA-Westdeutsche Landesbank, 3.650%, 3/1/07 (a)	20,000,000
		Bibb County, GA, Development Authority:
2,000,000	A-1+	Educational Facilities Revenue, Tattnall Square Academy, LOC-Wachovia Bank, 3.720%, 3/1/07 (a)	2,000,000
4,300,000	Aa2(d)	Stratford Academy Project, LOC-SunTrust Bank, 3.660%, 3/7/07 (a)	4,300,000
26,000,000	A-1+	Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp., Series A, FGIC-Insured, SPA-Dexia Credit Local, 3.520%, 3/7/07 (a)	26,000,000
10,330,000	Aa1(d)	Clayton County, GA, Hospital Authority Revenue, Southern Regional Medical Center Project, Series B, LOC-SunTrust Bank, 3.660%, 3/7/07 (a)	10,330,000
		DeKalb County, GA:
3,045,000	Aa2(d)	Development Authority Revenue, St. Martins Episcopal School, LOC-SunTrust Bank, 3.710%, 3/1/07 (a)	3,045,000
6,140,000	A-1+	MFH Revenue, Refunding, Clairmont Crest Project, FNMA-Collateralized, 3.550%, 3/7/07 (a)	6,140,000
		Fulton County, GA, Development Authority Revenue:
10,400,000	Aa2(d)	Catholic School Properties Inc., LOC-Wachovia Bank, 3.670%, 3/1/07 (a)	10,400,000
7,000,000	VMIG1(d)	Schenck School Inc. Project, LOC-SunTrust Bank, 3.520%, 3/7/07 (a)	7,000,000
11,000,000	VMIG1(d)	Woodward Academy Inc. Project, LOC-SunTrust Bank, 3.520%, 3/7/07 (a)	11,000,000
		Gwinnett County, GA:
11,700,000	VMIG1(d)	Development Authority, Wesleyan School Inc. Project, LOC-SunTrust Bank, 3.660%, 3/7/07 (a)	11,700,000
1,450,000	A-1+	Hospital Authority Revenue, Gwinnett Hospital System Inc. Project, LOC-SunTrust Bank, 3.520%, 3/7/07 (a)	1,450,000
		Macon-Bibb County, GA:
10,775,000	VMIG1(d)	Hospital Authority, RAN, Medical Center of Central Georgia, LOC-SunTrust Bank, 3.520%, 3/7/07 (a)	10,775,000
2,630,000	A-1+	IDR, I-75 Business Park & Airport Project, LOC-Wachovia Bank, 3.720%, 3/1/07 (a)	2,630,000
1,180,000	A-1+	Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue, Series PA-528, MBIA-Insured, PART, LIQ-Merrill Lynch, 3.730%, 3/1/07 (a)(b)	1,180,000
13,461,000	A-1+	Municipal Electric Authority, GA, TECP, Series A, LOC-Bayerische Landesbank, Westdeutsche Landesbank, and Wachovia Bank, 3.620% due 3/2/07	13,461,000
4,000,000	A-1+	Private Colleges & Universities Authority, GA, Revenue, Emory University, Series SG-146 PART, LIQ-Societe Generale, 3.710%, 3/1/07 (a)(b)	4,000,000
2,500,000	Aa2(d)	Rabun County, GA, Development Authority Revenue, Nocoochee School Project, LOC-SunTrust Bank, 3.660%, 3/7/07 (a)	2,500,000
2,645,000	A-1+	Roswell, GA, Housing Authority, MFH Revenue, Post Canyon Project, FNMA-Collateralized, 3.510%, 3/7/07 (a)	2,645,000
8,000,000	VMIG1(d)	Savannah, GA, Economic Development Authority Revenue, Telfair Museum Art Inc. Project, LOC-SunTrust Bank, 3.520%, 3/7/07 (a)	8,000,000
4,310,000	VMIG1(d)	Union County, GA, Development Authority Revenue, Boy Scouts of America Atlanta Project, LOC-SunTrust Bank, 3.660%, 3/7/07 (a)	4,310,000
8,400,000	VMIG1(d)	Ware County GA, Hospital Authority, Revenue Anticipation Certificates, Baptist Village Project, LOC-SunTrust Bank, 3.660%, 3/7/07 (a)	8,400,000

		Total Georgia	199,066,000

Illinois - 16.5%
		Chicago, IL:

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Illinois - 16.5% (continued)
		Board of Education, GO:
$20,800,000	AAA	MSTC, PART, Series 1999-71, Class A, FGIC-Insured, LIQ-Bear Stearns, 3.590%, 3/7/07 (a)(b)	$20,800,000
20,265,000	A-1+	Series E, FSA-Insured, SPA-Depfa Bank Europe, 3.670%, 3/1/07 (a)	20,265,000
		GO:
		MSTC:
8,900,000	A-1	PART, Series 9012, FGIC-Insured, LIQ-Bear Stearns, 3.590%, 3/7/07 (a)(b)	8,900,000
15,000,000	A-1+	Series SGA 99, PART, FGIC-Insured, LIQ-Societe Generale, 3.590%, 3/7/07 (a)(b)	15,000,000
38,500,000	A-1+	Series B, FGIC-Insured, SPA-Landesbank Baden-Wurttemberg, 3.680%, 3/1/07 (a)	38,500,000
5,250,000	AAA	O’Hare International Airport Revenue, Refunding Bonds, Third Lien, Series A, MBIA-Insured, 5.000% due 1/1/08	5,308,627
9,600,000	A-1+	Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, Series A, LOC-Bank of New York, 3.540%, 3/7/07 (a)	9,600,000
20,000,000	A-1+	Waterworks Revenue, Refunding, Second Lien, MBIA-Insured, SPA- Dexia Credit Local, 3.660%, 3/1/07 (a)	20,000,000
4,000,000	VMIG1(d)	Cook County, IL, Catholic Theological University Project, LOC-Harris Bank, 3.560%, 3/7/07 (a)	4,000,000
		DuPage County, IL, Transportation Revenue, MSTC, PART:
17,300,000	A-1	Series 2001-140, Class A, FSA-Insured, LIQ-Bear Stearns, 3.590%, 3/7/07 (a)(b)	17,300,000
8,000,000	A-1	Series 9010, FSA-Insured, LIQ-Bear Stearns, Class A, 3.590%, 3/7/07 (a)(b)	8,000,000
		Elgin, IL:
7,000,000	A-1+	Educational Facilities Revenue, Harvest Christian Academy, LOC-Fifth Third Bank, 3.650%, 3/1/07 (a)	7,000,000
4,500,000	VMIG1(d)	Revenue, Judson College, LOC-JPMorgan Chase, 3.580%, 3/7/07 (a)	4,500,000
		Illinois DFA:
		Evanston-Northwestern Health Care Corp.:
5,000,000	A-1+	Series A, SPA-JPMorgan Chase, 3.680%, 3/1/07 (a)	5,000,000
8,000,000	A-1+	Series C, SPA-JPMorgan Chase, 3.680%, 3/1/07 (a)	8,000,000
4,500,000	A-1+	Glenwood School for Boys, LOC-Harris Bank, 3.580%, 3/7/07 (a)	4,500,000
9,560,000	VMIG1(d)	Jewish Federation of Metropolitan Chicago Projects, AMBAC-Insured, SPA-JPMorgan Chase, 3.640%, 3/1/07 (a)	9,560,000
5,250,000	A-1+	Rosecrance Inc. Project, LOC-JPMorgan Chase, 3.580%, 3/7/07 (a)	5,250,000
		Illinois Finance Authority Revenue:
7,500,000	VMIG1(d)	Dominican University, LOC-JPMorgan Chase, 3.550%, 3/7/07 (a)	7,500,000
12,500,000	VMIG1(d)	Elmhurst College, LOC-Bank of America NA, 3.670%, 3/1/07 (a)	12,500,000
10,000,000	F1+(c)	Friendship Village of Schaumburg, Series C, LOC-LaSalle Bank, 3.650%, 3/1/07 (a)	10,000,000
23,800,000	F1+(c)	Landing At Plymouth Place, Series C, LOC-LaSalle Bank, 3.650%, 3/1/07 (a)	23,800,000
9,000,000	VMIG1(d)	Loyola University Health System, Series C, LOC-Charter One Bank FSB, 3.500%, 3/7/07 (a)	9,000,000
25,705,000	A-1+	Northwestern University, Subordinated Series B, 3.500%, 3/7/07 (a)	25,705,000
9,000,000	F1+(c)	Smith Village Project, Series C, LOC-LaSalle Bank, 3.650%, 3/1/07 (a)	9,000,000
50,500,000	F1+(c)	The Clare At Water Project, Series D, LOC-LaSalle Bank, 3.660%, 3/1/07 (a)	50,500,000
		Illinois Health Facilities Authority Revenue:
9,275,000	A-1+	Little Co. of Mary Hospital, LOC-US Bank, 3.680%, 3/1/07 (a)	9,275,000
		Pekin Memorial Hospital and Healthcare Centers:
10,000,000	VMIG1(d)	Series 97, LOC-Fifth Third Bank, 3.720%, 3/1/07 (a)	10,000,000
3,900,000	VMIG1(d)	Series C, LOC-Fifth Third Bank, 3.720%, 3/1/07 (a)	3,900,000
		Illinois State, GO:

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Illinois - 16.5% (continued)
$21,700,000	SP-1+	Certificates, 4.250% due 6/7/07	$21,736,152
22,700,000	A-1+	Refunding, Series B, SPA-Depfa Bank PLC, 3.530%, 3/7/07 (a)	22,700,000
9,985,000	A-1+	Series 378, FGIC-Insured, PART, LIQ-Merrill Lynch, 3.720%, 3/1/07 (a)(b)	9,985,000
19,400,000	A-1	Illinois State Toll Highway Authority, MSTC, Series 98-67, Class A, PART, FSA-Insured, LIQ-Bear Stearns, 3.590%, 3/7/07 (a)(b)	19,400,000
		Lombard, IL:
6,482,000	F1+(c)	Elmhurst Memorial Healthcare Project, LOC-Fifth Third Bank, 3.670%, 3/2/07 (a)	6,482,000
9,300,000	VMIG1(d)	Revenue, National University Health Sciences Project, LOC-JPMorgan Chase, 3.730%, 3/1/07 (a)	9,300,000
15,870,000	A-1	Metropolitan Pier & Exposition Authority, IL, State Tax Revenue, MSTC, Series 2024, FGIC-Insured, PART, LIQ-Bear Stearns, 3.590%, 3/7/07 (a)(b)	15,870,000
4,750,000	VMIG1(d)	Morton Grove, IL, Cultural Facilities Revenue, Illinois Holocaust Museum & Education, LOC-LaSalle Bank N.A., 3.660%, 3/1/07 (a)	4,750,000
14,975,000	VMIG1(d)	Springfield, IL, Electric Revenue, Series 1619, MBIA-Insured, LOC-Morgan Stanley, 3.690%, 3/1/07 (a)(b)	14,975,000
10,145,000	A-1	University of Illinois, COP, MSTC, Series 9031, AMBAC-Insured, PART, LIQ-Bear Stearns, 3.590%, 3/7/07 (a)(b)	10,145,000

		Total Illinois	518,006,779

Indiana - 1.0%
4,000,000	Aa3(d)	Crawfordsville, IN, IDR, National Service Industries Inc. Project, LOC-Wachovia Bank, 3.720%, 3/1/07 (a)	4,000,000
6,320,000	A-1	Fort Wayne, IN, Parkview Memorial Hospital, Series 1997-19, Class A, MBIA-Insured, LIQ-Bear Stearns, 3.570%, 3/7/07 (a)(b)(f)	6,320,000
2,355,000	VMIG1(d)	Indiana Health and Educational Facilities Financing Authority Revenue, Porter Project, Series A, LOC-Fifth Third Bank, 3.670%, 3/2/07 (a)	2,355,000
		Indiana Health Facilities Financing Authority:
300,000	A-1	Capital Access Designated Pool, LOC-Comerica Bank, 3.520%, 3/7/07 (a)	300,000
5,590,000	A-1+	Hospital Revenue, Deaconess Hospital Obligation, Series B, LOC-Fifth Third Bank, 3.670%, 3/2/07 (a)	5,590,000
4,950,000	VMIG1(d)	Riverview Hospital Project, LOC-National City Bank, 3.660%, 3/1/07 (a)	4,950,000
		Indianapolis, IN, Refunding, Waterworks Project:
7,575,000	A-1+	Series G-1, MBIA-Insured, SPA-Depfa Bank PLC, 3.650%, 3/1/07 (a)	7,575,000
625,000	A-1+	Series G-2, MBIA-Insured, SPA-Depfa Bank PLC, 3.650%, 3/1/07 (a)	625,000

		Total Indiana	31,715,000

Iowa - 0.9%
		Iowa Finance Authority:
5,045,000	VMIG1(d)	Health Care Facilities Revenue, Refunding, Iowa Health Systems, Series B-2, AMBAC-Insured, SPA- Mogan Stanley, 3.520%, 3/7/07 (a)	5,045,000
2,000,000	VMIG1(d)	MFH, Cedarwood Hills Project, Series A, LIQ-FHLMC, 3.740%, 3/1/07 (a)	2,000,000
15,000,000	A-1	Retirement Community Revenue, Deerfield Retirement, Series A, LOC-LaSalle Bank, 3.650%, 3/1/07 (a)	15,000,000
5,500,000	A-1+	Iowa Higher Education Loan Authority Revenue, MBIA-Insured, LIQ-JPMorgan Chase, 3.580%, 3/7/07 (a)	5,500,000

		Total Iowa	27,545,000

Kansas - 1.0%
22,500,000	A-1+	Kansas State Department of Transportation Highway Revenue, Series C-2, 3.500%, 3/7/07 (a)	22,500,000

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Kansas - 1.0% (continued)
$10,435,000	A-1	Lenexa, KS, Health Care Facility Revenue, Lakeview Village Inc., Series B, LOC-LaSalle Bank, 3.660%, 3/1/07 (a)	$10,435,000

		Total Kansas	32,935,000

Kentucky - 2.2%
8,000,000	VMIG1(d)	Fulton County, KY, United Healthcare Hospital Co., LOC-Wachovia Bank, 3.575%, 3/7/07 (a)	8,000,000
		Hancock County, KY, PCR, Southwire Co. Project:
21,685,000	NR	Series A, LOC-Wachovia Bank, 3.800%, 3/7/07 (a)	21,685,000
1,000,000	NR	Series B, LOC-Wachovia Bank, 3.800%, 3/7/07 (a)	1,000,000
5,000,000	A-1+	Henderson County, KY, Hospital Facilities Revenue, Community United Methodist Hospital Inc., Series B, LOC-Fifth Third Bank, 3.670%, 3/2/07 (a)	5,000,000
7,000,000	A-1	Kentucky State Property & Building Commission, MSTC, Series 9027, PART, FSA-Insured, LIQ-Bear Stearns, 3.590%, 3/7/07 (a)(b)	7,000,000
8,495,000	A-1+	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer & Drain Systems, Series SG-132, PART, FGIC-Insured, SPA-Societe Generale, 3.710%, 3/1/07 (a)(b)	8,495,000
10,000,000	VMIG1(d)	Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, Series A, LOC-U.S. Bank, 3.690%, 3/2/07 (a)	10,000,000
9,225,000	A-1+	Williamsburg, KY, Educational Building Revenue, Refunding & Improvement Cumberland Project, LOC-Fifth Third Bank, 3.670%, 3/2/07 (a)	9,225,000

		Total Kentucky	70,405,000

Louisiana - 0.5%
15,500,000	A-1+	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Shreveport Utility Systems Project, FSA-Insured, SPA-JPMorgan Chase, 3.680%, 3/1/07 (a)	15,500,000

Maryland - 5.3%
10,000,000	A-1+	Baltimore County, MD, GO, Public Improvement, BAN, Series 95, TECP, LIQ-Westdeutsche Landesbank Girozentrale, 3.500% due 3/6/07	10,000,000
		Baltimore, MD:
7,505,000	A-1+	GO, PART, Series PT-364, LIQ-Merrill Lynch, 3.720%, 3/1/07 (a)(b)	7,505,000
4,250,000	A-1+	IDA, Baltimore Capital Acquisition, LOC-Bayerische Landesbank, 3.550%, 3/7/07 (a)	4,250,000
5,900,000	A-1+	Howard County, MD, TECP, 3.600% due 4/3/07	5,900,000
3,600,000	VMIG1(d)	Maryland Industrial Development Financing Authority, LOC-BB&T Corp., 3.680%, 3/1/07 (a)	3,600,000
600,000	A-1+	Maryland State Economic Development Corp. Revenue, Refunding, Constellation Energy Inc., Series B, LOC-Wachovia Bank, 3.650%, 3/1/07 (a)	600,000
20,850,000	A-1+	Maryland State GO, PART, Series 390, LIQ-Merrill Lynch, 3.700%, 3/1/07 (a)(b)	20,850,000
		Maryland State Health and Higher Educational Facilities Authority Revenue:
38,000,000	VMIG1(d)	Adventist Healthcare, Series A, LOC-LaSalle Bank, 3.650%, 3/1/07 (a)	38,000,000
17,650,000	A-1+	Johns Hopkins University Revenue, TECP, Series B, 3.550% due 4/5/07	17,650,000
2,360,000	VMIG1(d)	Stone Ridge School of the Sacred Heart, Series A, LOC-SunTrust Bank, 3.520%, 3/7/07 (a)	2,360,000
13,300,000	A-1+	University of Maryland Medical System, Series A, AMBAC-Insured, SPA-JPMorgan Chase, 3.650%, 3/1/07 (a)	13,300,000
9,625,000	A-1+	Maryland State Stadium Authority, Sports Facilites Lease Revenue, Refunding, Football Stadium, SPA-Dexia Credit Local, 3.640%, 3/1/07 (a)	9,625,000
		Montgomery County, MD, EDA Bonds, Howard Hughes Medical Institute Facilities:
15,000,000	A-1+	Series B, 3.670%, 3/1/07 (a)	15,000,000
6,100,000	A-1+	Series C, 3.550%, 3/7/07 (a)	6,100,000

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Maryland - 5.3% (continued)
$10,660,000	A-1	Prince Georges County, MD Revenue, Refunding, Collington Episcopal Life Care Community Inc., Series B, LOC-Lasalle Bank N.A., 3.650%, 3/1/07 (a)	$10,660,000

		Total Maryland	165,400,000

Massachusetts - 3.7%
7,000,000	A-1+	Massachusetts Port Authority, TECP, Series 2003, LOC-Westdeutsche Landesbank, 3.600% due 5/1/07	7,000,000
		Massachusetts School Building Authority, TECP, LOC-Bank of Nova Scotia:
20,000,000	A-1+	3.600% due 6/4/07	20,000,000
10,000,000	A-1+	3.600% due 8/1/07	10,000,000
20,000,000	A-1+	3.600% due 8/2/07	20,000,000
		Massachusetts State DFA Revenue:
3,500,000	VMIG1(d)	Buckingham Browne and Nichols School, LOC-JPMorgan Chase, 3.670%, 3/1/07 (a)	3,500,000
16,370,000	VMIG1(d)	Lasell College, LOC-Citizens Bank of MA, 3.650%, 3/1/07 (a)	16,370,000
2,500,000	VMIG1(d)	Marine Biological Laboratory, LOC-JPMorgan Chase, 3.680%, 3/1/07 (a)	2,500,000
6,295,000	VMIG1(d)	Notre Dame Health Care Center, LOC-KBC Bank NV, 3.730%, 3/1/07 (a)	6,295,000
14,500,000	A-1+	Phillips Academy, SPA-Bank of New York, 3.650%, 3/1/07 (a)	14,500,000
3,950,000	VMIG1(d)	St. Mark’s School, LOC-Bank of America, 3.650%, 3/1/07 (a)	3,950,000
11,000,000	A-1+	Massachusetts State HEFA, Revenue, TECP, Harvard University, Series EE, 3.640% due 5/18/07	11,000,000
2,335,000	VMIG1(d)	Massachusetts State Turnpike Authority, PART, Series 335, AMBAC-Insured, LIQ-Morgan Stanley, 3.680%, 3/1/07 (a)(b)	2,335,000

		Total Massachusetts	117,450,000

Michigan - 3.1%
		Detroit, MI:
11,800,000	VMIG1(d)	Downtown Development Authority, Millender Center Project, LOC-HSBC, 3.900%, 3/1/07 (a)	11,800,000
		Sewer Disposal Revenue, Refunding:
24,775,000	A-1+	Series C-1, FSA-Insured, LIQ-Dexia Credit Local, 3.660%, 3/1/07 (a)	24,775,000
9,000,000	A-1+	Series C-2, FGIC-Insured, SPA-FGIC, 3.660%, 3/1/07 (a)	9,000,000
5,000,000	SP-1+	Michigan Municipal Bond Authority Revenue, Notes, Series B-2, LOC-Bank of Nova Scotia, 4.500% due 8/20/07	5,018,629
35,000,000	SP-1+	Michigan State, GO, Notes, Series A, LOC-Depfa Bank PLC, 4.250% due 9/28/07	35,133,680
2,500,000	A-1+	Michigan State Hospital Finance Authority Revenue, Ascension Health, Series B3, 3.500%, 3/7/07 (a)	2,500,000
3,540,000	A-1+	Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Detroit Skating Club Inc., LOC-Fifth Third Bank, 3.670%, 3/2/07 (a)	3,540,000
7,000,000	VMIG1(d)	Saline, MI, EDA, LOC-Bank of America, 3.580%, 3/7/07 (a)	7,000,000

		Total Michigan	98,767,309

Missouri - 1.2%
6,500,000	A-1+	Boone County, MO, IDA, Retirement Center Terrace Apartments Project, LOC-LaSalle Bank, 3.700%, 3/1/07 (a)	6,500,000
15,000,000	SP-1+	Curators of the University of Missouri, Capital Projects Notes, Series FY, 4.500% due 6/29/07	15,038,094
3,950,000	A-1+	Missouri Development Finance Board, Cultural Facilities Revenue, Nelson Gallery Foundation, Series B, MBIA-Insured, SPA-JPMorgan Chase, 3.640%, 3/1/07 (a)	3,950,000
		Missouri State HEFA Revenue, Washington University:
2,155,000	A-1+	Series A, SPA-Dexia Credit Local, 3.640%, 3/1/07 (a)	2,155,000
2,700,000	A-1+	Series B, SPA-Dexia Credit Local, 3.640%, 3/1/07 (a)	2,700,000

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Missouri - 1.2% (continued)
$3,000,000	A-1+	Series B, SPA-JPMorgan Chase, 3.640%, 3/1/07 (a)	$3,000,000
3,200,000	A-1+	Missouri State, HEFA, Health Facilities Revenue, SSM Health Care, Series C-1, FSA-Insured, SPA-UBS AG, 3.660%, 3/1/07 (a)	3,200,000

		Total Missouri	36,543,094

Montana - 0.9%
29,610,000	A-1+	Montana Facility Finance Authority Revenue, Sisters of Charity of Leavenworth Health System, 3.500%, 3/7/07 (a)	29,610,000

Nebraska - 0.4%
		Nebraska Public Power District, TECP, Series A, LIQ-Bank of Nova Scotia:
6,000,000	A-1	3.640% due 5/1/07	6,000,000
8,000,000	A-1	3.650% due 5/2/07	8,000,000

		Total Nebraska	14,000,000

New Hampshire - 0.4%
		New Hampshire HEFA Revenue:
4,445,000	VMIG1(d)	Frisbie Memorial Hospital, LOC-Bank of America, 3.680%, 3/1/07 (a)	4,445,000
3,450,000	VMIG1(d)	Healthcare Inc., Exeter Hospital Group, LOC-Bank of America, 3.660%, 3/1/07 (a)	3,450,000
6,000,000	A-1+	Phillips Exeter Academy, SPA-Northern Trust Company, 3.650%, 3/1/07 (a)	6,000,000

		Total New Hampshire	13,895,000

New Mexico - 0.8%
1,600,000	AAA	New Mexico State Highway Commission Revenue, Subordinated Lien Tax Revenue Highway Bonds, Series B, AMBAC-Insured, 5.000% due 6/15/07	1,605,783
15,000,000	SP-1+	New Mexico State, TRAN, 4.750% due 6/29/07	15,047,061
7,625,000	A-1+	University of New Mexico, University Revenues, Series B, SPA-Westdeutsche Landesbank, 3.550%, 3/7/07 (a)	7,625,000

		Total New Mexico	24,277,844

New York - 1.7%
26,000,000	A-1+	Metropolitan Transportation Authority of New York Revenue, TECP, LOC-ABN AMRO, 3.650% due 6/8/07	26,000,000
		New York State Power Authority, TECP:
10,000,000	A-1	Series 1, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische Landesbank, JP Morgan Chase, Landesbank Hessen-Thuringen, State Street Bank & Trust Co. & Wachovia Bank, 3.500% due 4/2/07	10,000,000
16,475,000	A-1	Series 2, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank-Baden-Wurttemberg, State Street Bank & Trust Co. & Wachovia Bank, 3.640% due 5/2/07	16,475,000

		Total New York	52,475,000

North Carolina - 2.2%
3,060,000	A-1+	Buncombe County, NC, GO, Series B, SPA-Wachovia Bank, 3.660%, 3/1/07 (a)	3,060,000
4,525,000	A-1+	Guilford County, NC, GO, Series B, SPA-Wachovia Bank, 3.670%, 3/1/07 (a)	4,525,000
		North Carolina Capital Facilities Finance Agency:
6,260,000	VMIG1(d)	Lees-McRae College, LOC-BB&T Corp., 3.670%, 3/1/07 (a)	6,260,000
4,150,000	A-1+	Educational Facilities Revenue, High Point University Project, LOC-Branch Banking & Trust, 3.680%, 3/1/07 (a)	4,150,000
		North Carolina Educational Facilities Finance Agency Revenue:
4,035,000	Aa2(d)	Cape Fear Academy, LOC-Wachovia Bank, 3.670%, 3/1/07 (a)	4,035,000
6,065,000	F1+(c)	Providence Day School, LOC-Bank of America, 3.670%, 3/1/07 (a)	6,065,000
		North Carolina Medical Care Commission:
16,470,000	VMIG1(d)	Randolph Hospital Inc. Project, LOC-SunTrust Bank, 3.650%, 3/1/07 (a)	16,470,000

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
North Carolina - 2.2% (continued)
$2,500,000	VMIG1(d)	Southeastern Regional Medical Center, LOC-BB&T Corp., 3.680%, 3/1/07 (a)	$2,500,000
3,850,000	A-1	St. Josephs Health System Inc., SPA-BB&T Corp, 3.720%, 3/1/07 (a)	3,850,000
		Winston-Salem, NC:
10,000,000	A-1+	COP, SPA-Dexia Credit Local, 3.630%, 3/1/07 (a)	10,000,000
7,320,000	A-1+	Water and Sewer Systems Revenue, Refunding, Series C, SPA-Dexia Credit Local, 3.550%, 3/7/07 (a)	7,320,000

		Total North Carolina	68,235,000

Ohio - 5.5%
4,105,000	VMIG1(d)	Akron, Bath, and Copley, OH, Joint Township Hospital District, Health Care Facilities Sumner Project, LOC-KBC Bank N.V., 3.670%, 3/1/07 (a)	4,105,000
7,000,000	VMIG1(d)	Cincinnati, OH, Development Authority Revenue, National Underground Railroad Museum, Series A, LOC-Fifth Third Bank, JPMorgan Chase, US Bank, 3.550%, 3/7/07 (a)	7,000,000
10,500,000	A-1+	Clinton County, OH, Hospital Revenue, Facilities Improvement Clinton Memorial, LOC-Fifth Third Bank, 3.670%, 3/2/07 (a)	10,500,000
		Franklin County, OH:
7,200,000	A-1	Healthcare Facilities Revenue, Refunding, Presbyterian Retirement Services Foundation, Series B, LOC-National City Bank, 3.670%, 3/1/07 (a)	7,200,000
23,615,000	VMIG1(d)	Hospital Revenue, Children Hospital, Series B, FGIC-Insured, SPA-National City Bank, 3.680%, 3/1/07 (a)	23,615,000
		Montgomery County, OH, Revenue, Catholic Health Initiatives:
25,000,000	A-1+	Series B-1, 3.520%, 3/7/07 (a)	25,000,000
6,900,000	A-1+	Series B-2, 3.500%, 3/7/07 (a)	6,900,000
62,100,000	A-1+	Ohio State Air Quality Development Authority, PCR, Refunding, FirstEnergy, Series A, LOC- Barclays Bank PLC, 3.540%, 3/7/07 (a)	62,100,000
7,140,000	A-1+	Ohio State, GO, Common Schools, Series A, 3.530%, 3/7/07 (a)	7,140,000
		Ohio State Higher Educational Facilities Revenue:
5,705,000	VMIG1(d)	Ashland University Project, LOC-Key Bank, 3.700%, 3/1/07 (a)	5,705,000
3,020,000	VMIG1(d)	Pooled Financing Program, Series A, LOC-Fifth Third Bank, 3.700%, 3/1/07 (a)	3,020,000
11,005,000	VMIG1(d)	Xavier University Project, Series B, LOC-U.S. Bank N.A., 3.650%, 3/1/07 (a)	11,005,000

		Total Ohio	173,290,000

Oregon - 0.6%
2,900,000	VMIG1(d)	Oregon State Facilities Authority Revenue, Episcopal School Projects, Series A, LOC-U.S. Bank, 3.700%, 3/1/07 (a)	2,900,000
14,970,000	VMIG1(d)	Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project, LOC-Bank of America, 3.700%, 3/1/07 (a)	14,970,000

		Total Oregon	17,870,000

Pennsylvania - 6.9%
30,000,000	A-1+	Allegheny County, PA, GO, Series C-58A, LOC-JPMorgan Chase, 3.700%, 3/1/07 (a)	30,000,000
13,000,000	A-1+	Beaver County, PA, IDA, PCR, Revenue, FirstEnergy, Series B, LOC-Barclays Bank PLC, 3.540%, 3/7/07 (a)	13,000,000
25,000,000	F1+(c)	Cumberland County, PA, Municipal Authority Revenue, Refunding, Asbury Obligated Group, LOC-KBC Bank N.V., 3.670%, 3/1/07 (a)	25,000,000
20,000,000	A-1+	Harrisburg, PA, School Revenue, Harrisburg Project, FSA-Insured, SPA-Dexia Credit Local, 3.660%, 3/1/07 (a)	20,000,000
5,155,000	A-1	Lancaster County Hospital Authority Revenue, AMBAC-Insured, LIQ-PNC Bank, 3.520%, 3/7/07 (a)	5,155,000
6,495,000	A-1+	Lehigh County, PA, General Purpose Authority, The Good Shepherd Group, AMBAC-Insured, SPA-Wachovia Bank, 3.700%, 3/1/07 (a)	6,495,000

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Pennsylvania - 6.9% (continued)
$8,000,000	VMIG1(d)	Manheim Township School District, PA, GO, FSA-Insured, SPA-Royal Bank of Canada, 3.670%, 3/1/07 (a)	$8,000,000
10,000,000	A-1+	Montgomery County, PA, IDA Revenue, Philadelphia Presbyterian Homes, Series A, LOC-Wachovia Bank N.A., 3.680%, 3/1/07 (a)	10,000,000
		Pennsylvania State Turnpike Commission, Revenue:
11,400,000	A-1+	Series A-3, SPA-Bayerische Landesbank, 3.520%, 3/7/07 (a)	11,400,000
9,200,000	A-1+	Series C, FSA-Insured, SPA-JPMorgan Chase, 3.640%, 3/1/07 (a)	9,200,000
		Philadelphia, PA:
4,500,000	A-1+	Gas Works Revenue, Sixth Series, SPA-JPMorgan Chase, Bank of Nova Scotia, Wachovia Bank, 3.650%, 3/1/07 (a)	4,500,000
5,000,000	SP-1+	GO, TRAN, 4.500% due 6/29/07	5,011,582
17,750,000	SP-1+	School District, GO, TRAN, Series A, LOC-Bank of America, 4.500% due 6/29/07	17,790,458
6,230,000	VMIG1(d)	Phoenixville, PA, Area School District, GO, FSA-Insured, SPA-Wachovia Bank N.A., 3.670%, 3/1/07 (a)	6,230,000
		West Cornwall Township Municipal Authority, PA:
34,580,000	A-1+	Bethlehem Area School District GO, FSA-Insured, SPA-Dexia Credit Local, 3.680%, 3/1/07 (a)	34,580,000
		General Government Loan Program:
5,335,000	A-1+	FSA-Insured, SPA-Dexia Credit Local, 3.680%, 3/1/07 (a)	5,335,000
4,520,000	A-1+	Series A, FSA-Insured, SPA-Dexia Credit Local, 3.680%, 3/1/07 (a)	4,520,000

		Total Pennsylvania	216,217,040

Rhode Island - 0.9%
16,160,000	A-1+	Narragansett, RI, Bay Commission, Wastewater System Revenue, Series A, MBIA-Insured, SPA-Dexia Credit Local, 3.520%, 3/7/07 (a)	16,160,000
11,000,000	A-1+	Rhode Island Health and Educational Building Corp. Revenue, Catholic Schools Program, Series A, LOC-Citizens Bank of Rhode Island, 3.530%, 3/7/07 (a)	11,000,000

		Total Rhode Island	27,160,000

South Carolina - 1.3%
20,000,000	MIG1(d)	Charleston County, SC, School District Development Corp., GO, TAN, 4.250% due 4/13/07	20,013,174
6,000,000	SP-1+	Richland County SC, School District Number 1, Series A, GO, SCSDE-Insured, 4.000% due 3/1/07	6,000,000
7,000,000	VMIG1(d)	South Carolina, EFA, Private Non-Profit Institutions, Presbyterian College Project, LOC-SunTrust Bank, 3.520%, 3/7/07 (a)	7,000,000
		South Carolina Jobs, EDA:
4,500,000	VMIG1(d)	EDR, Southside Christian School, LOC-SunTrust Bank, 3.570%, 3/7/07 (a)	4,500,000
2,350,000	A-1+	Family YMCA Florence Project, LOC-Wachovia Bank, 3.720%, 3/1/07 (a)	2,350,000
800,000	AA-	Pickens County YMCA Project, LOC-Bank of America, 3.720%, 3/1/07 (a)	800,000

		Total South Carolina	40,663,174

Tennessee - 3.7%
7,500,000	VMIG1(d)	Knox County, TN, Health, Educational & Housing Facilities Board Revenue, Webb School of Knoxville Project, LOC-SunTrust Bank, 3.520%, 3/7/07 (a)	7,500,000
		Metropolitan Government of Nashville & Davidson County, TN:
7,300,000	VMIG1(d)	IDB, David Lipscomb University Project, Series B, LOC-SunTrust Bank, 3.520%, 3/7/07 (a)	7,300,000
		TECP, Vanderbilt University, Series 04A:
20,000,000	A-1+	3.650% due 3/6/07	20,000,000
5,000,000	A-1+	3.500% due 4/2/07	5,000,000
8,130,000	A-1+	3.520% due 4/3/07	8,130,000

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Tennessee - 3.7% (continued)
$2,000,000	A-1+	3.550% due 4/3/07	$2,000,000
6,195,000	VMIG1(d)	Montgomery County, TN, Public Building Authority, Revenue, Tennessee County Loan Pool, LOC-Bank of America, 3.670%, 3/1/07 (a)	6,195,000
		Sevier County, TN, Public Building Authority, Local Government Public Improvement:
4,100,000	VMIG1(d)	Series I-A-1, AMBAC-Insured, LIQ-Credit Suisse, 3.680%, 3/1/07 (a)	4,100,000
5,000,000	VMIG1(d)	Series I-A-2, AMBAC-Insured, LIQ-Credit Suisse, 3.680%, 3/1/07 (a)	5,000,000
2,100,000	VMIG1(d)	Series II-A-1, AMBAC-Insured, LIQ-KBC Bank, 3.680%, 3/1/07 (a)	2,100,000
3,300,000	VMIG1(d)	Series II-B-1, AMBAC-Insured, LIQ-KBC Bank, 3.680%, 3/1/07 (a)	3,300,000
2,900,000	VMIG1(d)	Series II-E-6, AMBAC-Insured, LIQ-KBC Bank, 3.680%, 3/1/07 (a)	2,900,000
1,725,000	VMIG1(d)	Series III-A-2, AMBAC-Insured, SPA- Landesbank Hessen-Thuringen, 3.680%, 3/1/07 (a)	1,725,000
5,130,000	VMIG1(d)	Series III-A-6, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.680%, 3/1/07 (a)	5,130,000
7,860,000	VMIG1(d)	Series III-D-1, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.680%, 3/1/07 (a)	7,860,000
		Shelby County, TN:
8,800,000	A-1+	GO, Refunding, Series C, SPA-Dexia Credit Local, 3.660%, 3/1/07 (a)	8,800,000
9,945,000	F1+(c)	Health Educational & Housing Facilities Board, MFH, Kirby Parkway, LIQ-FHLMC, 3.660%, 3/1/07 (a)	9,945,000
9,770,000	VMIG1(d)	Tusculum, TN, Health, Educational & Housing Facilities Board Revenue, Tusculum College Project, LOC-SunTrust Bank, 3.520%, 3/7/07 (a)	9,770,000

		Total Tennessee	116,755,000

Texas - 14.7%
730,000	VMIG1(d)	Austin, TX, Water & Wastewater System Revenue, PART, Munitops, Series 2000-10, MBIA-Insured, SPA-ABN AMRO, 3.680%, 3/1/07 (a)(b)	730,000
		Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White Memorial Hospital:
8,540,000	A-1+	Series B-1, MBIA-Insured, SPA-Morgan Guaranty Trust, 3.640%, 3/1/07 (a)	8,540,000
3,075,000	A-1+	Series B-2, MBIA-Insured, SPA-JPMorgan Chase, 3.640%, 3/1/07 (a)	3,075,000
17,000,000	A-1+	Brazos, TX, Harbor Industrial Development Corp. Revenue, Refunding, BASF Corp. Project, 3.780%, 3/7/07 (a)	17,000,000
4,665,000	A-1+	Capital Area Cultural Education Facilities Finance Corp., TX, Roman Catholic Diocese, LOC-Wachovia Bank, 3.670%, 3/1/07 (a)	4,665,000
		Dallas, TX, Area Rapid Transit, Senior Subordinated, Series 2001, TECP, LIQ-Landesbank Baden-Wurttemberg:
8,000,000	A-1+	3.600% due 3/8/07	8,000,000
7,500,000	A-1+	3.680% due 3/8/07	7,500,000
26,000,000	A-1+	3.700% due 3/8/07	26,000,000
6,462,000	A-1+	Dallas, TX, Water and Sewer, TECP, LIQ-Bank of America, 3.550% due 3/1/07	6,462,000
18,370,000	A-1	Denton, TX, ISD, GO, MSTC, Class A, Series 2001-117, PSFG, LIQ-Bear Stearns, 3.590%, 3/7/07 (a)(b)	18,370,000
		Gulf Coast Waste Disposal Authority, TX, Amoco Oil Co. Project:
7,000,000	A-1+	Environmental Protection Revenue, 3.550% due 3/1/07 (e)	7,000,000
3,280,000	AA+	Water Pollution Control Contract Revenue, 3.700% due 7/15/07 (e)	3,280,000
		Harris County, TX, Health Facilities Development Corp. Revenue:
33,650,000	A-1+	Refunding, Methodist Hospital Systems, Series A, 3.640%, 3/1/07 (a)	33,650,000
10,955,000	A-1+	St. Luke’s Episcopal Hospital, Series B, SPA-Northern Trust, Bayerische Landesbank, Bank of America, JPMorgan Chase, 3.640%, 3/1/07 (a)	10,955,000
7,480,000	VMIG1(d)	YMCA of Greater Houston Area, LOC-JPMorgan Chase, 3.640%, 3/1/07 (a)	7,480,000
		Houston, TX:
25,000,000	A-1+	GO, TECP, Series D, LIQ-Depfa Bank PLC, 3.500% due 3/6/07	25,000,000
		Higher Education Finance Corp.:

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Texas - 14.7% (continued)
$23,005,000	A-1+	Higher Education Revenue, Refunding, William Marsh Rice University Project, Series B, SPA-JPMorgan Chase, 3.500%, 3/7/07 (a)	$23,005,000
12,600,000	A-1+	Rice University TECP, Series A, 3.660% due 6/6/07	12,600,000
1,000,000	A-1+	Hotel Occupancy Tax Parking Revenue, TECP, LOC-Bank of New York, 3.650% due 3/6/07	1,000,000
19,400,000	A-1+	Water and Sewer System Revenue, Series SGA-73, FGIC-Insured, SPA- Societe Generale, 3.590%, 3/7/07 (a)(b)	19,400,000
13,800,000	A-1+	Katy, TX, ISD, GO, PSFG, SPA-Bank of America, 3.660%, 3/1/07 (a)	13,800,000
5,500,000	VMIG1(d)	Leander, TX, ISD, GO, Munitops, Series 2002-16, PSFG, PART, SPA-ABN AMRO, 3.700%, 3/1/07 (a)(b)	5,500,000
17,000,000	A-1+	Lewisville, TX, ISD, GO, Series SGA 134, PART, LIQ-Societe Generale, 3.590%, 3/7/07 (a)(b)	17,000,000
5,000,000	A-1+	Mansfield, TX, ISD, GO, Series SGA 129, PART, PSFG, LIQ-Societe Generale, 3.590%, 3/7/07 (a)(b)	5,000,000
9,500,000	A-1+	North Texas Tollway Authority, Dallas North Thruway Systems Authority, Series C, FGIC-Insured, SPA-Depfa Bank PLC, 3.550%, 3/7/07 (a)	9,500,000
19,700,000	A-1+	Plano, TX, ISD, GO, Series SGA 128, PART, PSFG, LIQ-Societe Generale, 3.590%, 3/7/07 (a)(b)	19,700,000
7,215,000	A-1+	Polly Ryon Memorial Hospital Authority, TX, Hospital Revenue, LOC-JPMorgan Chase, 3.700%, 3/1/07 (a)	7,215,000
6,750,000	VMIG1(d)	Richmond, TX, Higher Education Finance Corp., Student Housing Revenue, Bayou University of Houston, AMBAC-Insured, SPA-JPMorgan Chase, 3.680%, 3/1/07 (a)	6,750,000
8,990,000	A-1	San Antonio, TX, Electric & Gas Revenue, MSTC, Series 9005, FSA-Insured, PART, LIQ-Bear Sterns, 3.590%, 3/7/07 (a)(b)	8,990,000
13,000,000	A-1+	San Jacinto, TX, College District, AMBAC-Insured, SPA-Westdeutsche Landesbank, 3.660%, 3/1/07 (a)	13,000,000
		Texas State:
3,000,000	A-1+	PFA, TECP, 3.620% due 5/1/07	3,000,000
63,035,000	SP-1+	TRAN, GO, 4.500% due 8/31/07	63,299,912
15,000,000	F1+(c)	Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Querencia Barton Creek, Series C, LOC-LaSalle Bank, 3.650%, 3/1/07 (a)	15,000,000
27,850,000	VMIG1(d)	Tyler, TX, Health Facilities Development Corp., Hospital Revenue, Mother Frances Hospital, Series B, LOC-Bank of America, 3.670%, 3/1/07 (a)	27,850,000
3,000,000	A-1+	University of North Texas Revenue, Series SGA 146, PART, FSA-Insured, LIQ-Societe Generale, 3.590%, 3/7/07 (a)(b)	3,000,000

		Total Texas	462,316,912

Utah - 1.5%
8,200,000	A-1+	Intermountain Power Agency Utilities, TECP, Series 2009E, AMBAC-Insured, SPA-JPMorgan Chase, 3.520% due 3/6/07	8,200,000
		Murray City, UT, Hospital Revenue, IHC Health Services Inc., Series B:
17,100,000	A-1+	3.650%, 3/1/07 (a)	17,100,000
500,000	A-1+	SPA-JPMorgan Chase, 3.640%, 3/1/07 (a)	500,000
		Utah County, UT:
4,125,000	A-1+	Heritage Schools Project, Series A, LOC-US Bank, 3.720%, 3/1/07 (a)	4,125,000
10,100,000	A-1+	Hospital Revenue, IHC Health Services Inc., Series B, SPA-Westdeutsche Landesbank, 3.700%, 3/1/07 (a)	10,100,000
5,900,000	A-1+	Weber County, UT, Hospital Revenue, IHC Health Services Inc., Series B, SPA-Westdeutsche Landesbank, 3.640%, 3/1/07 (a)	5,900,000

		Total Utah	45,925,000

Virginia - 1.1%
25,000,000	VMIG1(d)	Charlottesville, VA, IDA, Educational Facilities Revenue, University of Virginia Foundation Project, Series B, LOC-Wachovia Bank NA, 3.650%, 3/1/07 (a)	25,000,000

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Virginia - 1.1% (continued)
$8,000,000	MIG1(d)	Fairfax County Redevelopment & Housing Authority Revenue, BAN, Affordable Housing, 4.000% due 2/12/08	$8,026,081

		Total Virginia	33,026,081

Washington - 2.1%
1,900,000	F1+(c)	Bremerton, WA, Kitsap Regional Conference Center, LOC-Bank of America, 3.690%, 3/1/07 (a)	1,900,000
3,635,000	VMIG1(d)	Central Puget Sound, WA, Regional Transportation Authority, Series 360, FGIC-Insured, PART, LIQ-Morgan Stanley, 3.690%, 3/1/07 (a)(b)	3,635,000
		Washington State Health Care Facilities Authority:
15,000,000	A-1+	Highline Medical Center, LOC-Bank of America, 3.670%, 3/1/07 (a)	15,000,000
14,400,000	VMIG1(d)	National Healthcare Research and Education Finance Corp., LOC-BNP Paribas, 3.550%, 3/7/07 (a)	14,400,000
6,000,000	VMIG1(d)	Washington State Higher Education Facilities Authority Revenue, University of Puget Sound Project, Series B, LOC-Bank of America, 3.670%, 3/1/07 (a)	6,000,000
		Washington State Housing Finance Commission:
20,000,000	F1+(c)	Non-Profit Revenue, Skyline at First Hill Project, Series C, LOC-Bank of America N.A., 3.650%, 3/8/07 (a)	20,000,000
1,900,000	A-1+	Overlake School Project, LOC-Wells Fargo Bank, 3.650%, 3/1/07 (a)	1,900,000
2,200,000	F1+(c)	United Way of King County Project, LOC-Bank of America, 3.720%, 3/1/07 (a)	2,200,000

		Total Washington	65,035,000

Wisconsin - 0.6%
6,300,000	A-1+	Milwaukee County, WI, Milwaukee Public Museum, LOC-JPMorgan Chase, 3.580%, 3/7/07 (a)	6,300,000
2,000,000	A-1+	University of Wisconsin, Hospitals and Clinics Authority Revenue, MBIA-Insured, LIQ-U.S. Bank, 3.550%, 3/7/07 (a)	2,000,000
7,665,000	A-1+	Wisconsin State GO, TECP, Series 2002A, 3.530% due 4/3/07	7,665,000
3,600,000	A-1+	Wisconsin State HEFA, Northland College, LOC-Wells Fargo Bank, 3.650%, 3/1/07 (a)	3,600,000

		Total Wisconsin	19,565,000

		TOTAL INVESTMENTS - 99.5% (Cost - $3,119,643,351#)	3,119,643,351
		Other Assets in Excess of Liabilities - 0.5%	14,511,622

		TOTAL NET ASSETS - 100.0%	$3,134,154,973

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Rating by Fitch Ratings Service.

(d)	Rating by Moody’s Investors Service.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2007.

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	February 28, 2007

BAN	— Bond Anticipation Notes
COP	— Certificate of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
MSTC	— Municipal Securities Trust Certificates
PART	— Partnership Structured
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSFG	— Permanent School Fund Guaranty
RAN	— Revenue Anticipation Notes
SCSDE	— South Carolina State Department of Education
SPA	— Standby Bond Purchase Agreement
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TRAN	— Tax and Revenue Anticipation Notes

Summary of Investments by Industry * (unaudited)
Hospitals	23.0%
Education	18.6
General Obligation	17.5
Transportation	8.1
Industrial Development	6.4
Water & Sewer	3.9
Utilities	3.8
Public Facilities	3.7
Life Care Systems	3.3
Pollution Control	2.3
Finance	1.0
Housing: Multi-Family	0.8
Tax Allocation	0.4
Housing: Single-Family	0.3
Escrowed to Maturity	0.2
Miscellaneous	6.7

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of February 28, 2007 and are subject to change.

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Cash Portfolio, Government Portfolio and Municipal Portfolio (the “Funds”) are separate diversified series of Smith Barney Institutional Cash Management Fund Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Effective as of close of business, April 13, 2007, the Funds are known as Western Asset Institutional Money Market Fund formerly known as Cash Portfolio, Western Asset Institutional Government Money Market Fund formerly known as Government Portfolio and Western Asset Institutional Municipal Money Market Fund formerly known as Municipal Portfolio and are separate diversified series of Legg Mason Partners Institutional Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 27, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: April 27, 2007